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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC

Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428


Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick

Title:   Vice President

Phone:   (610) 941-5006


Signature, Place, and Date of Signing:

   /s/ Paul A. Frick        West Conshohocken, PA              2/14/13
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         No.         Form 13F File Number         Name
         -----       ----------------------       ------------------------
         1           28-2635                      Gardner Russo & Gardner
         2           28-1646                      SASCO Capital, Inc.

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $129,134
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number         Name
         -----       ----------------------       ------------------------
         3           28-11063                     Permit Capital GP, L.P.

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
                  TITLE OF            MARKET VALUE    MARKET       VALUE   SHRS OR SHR/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER     CLASS      CUSIP    PER SHARE      VALUE      (X$1,000) PRN AMT PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------   ---------- --------- ------------ ------------- --------- ------- ---- ---- ---------- -------- ---- ------ ----
CITIGROUP INC     COM NEW   172967424 $     39.56   3,928,980.52    3929    99317   SH         OTHER        3     X
DELL INC            COM     24702R101 $     10.14   2,255,734.26    2256   222459   SH         OTHER        3     X
FLOWSERVE CORP      COM     34354P105 $    146.80   1,089,256.00    1089     7420   SH         OTHER        3     X
GAMESTOP CORP     CLASS A
                    NEW     36467W109 $     25.09   3,134,117.35    3134   124915   SH         OTHER        3     X
GOLDMAN SACHS
  GROUP INC         COM     38141G104 $    127.56   2,421,088.80    2421    18980   SH         OTHER        3     X
GOOGLE INC        CLASS A   38259P508 $    707.38   2,939,163.90    2939     4155   SH         OTHER        3     X
INTERDIGITAL
  CORP              COM     45867G101 $     41.09   2,720,158.00    2720    66200   SH         OTHER        3     X
JOHNSON &
  JOHNSON           COM     478160104 $     70.10   2,180,110.00    2180    31100   SH         OTHER        3     X
LIBERTY
  INTERACTIVE     LBT VENT
  CORP             COM A    53071M880 $     67.76   1,894,230.80    1894    27955   SH         OTHER        3     X
LIBERTY MEDIA     INT COM
  HLDG CORP        SER A    53071M104 $     19.68   3,623,540.64    3624   184123   SH         OTHER        3     X
MASTERCARD INC    CLASS A   57636Q104 $    491.28     491,280.00     491     1000   SH         OTHER        3     X
MCKESSON CORP       COM     58155Q103 $     96.96   3,868,704.00    3869    39900   SH         OTHER        3     X
MICROSOFT CORP      COM     594918104 $     26.71   3,726,045.00    3726   139500   SH         OTHER        3     X
NEWCASTLE
  INVESTMENT
  CORP              COM     65105M108 $      8.68     891,566.20     892   102715   SH         OTHER        3     X
NOBLE CORP       NAMEN-AKT  H5833N103 $     34.82   1,819,345.00    1819    52250   SH         OTHER        3     X
ORACLE CORP         COM     68389X105 $     33.32   2,442,356.00    2442    73300   SH         OTHER        3     X
PHILIP MORRIS
  INTL INC          COM     718172109 $     83.64     677,484.00     677     8100   SH         OTHER        3     X
SBA
  COMMUNICATIONS
  CORP              COM     78388J106 $     70.98  70,344,516.06   70345   991047   SH         OTHER        3     X
SPRINT NEXTEL
  CORP           COM SER 1  852061100 $      5.67   2,750,579.37    2751   485111   SH         OTHER        3     X
VODAFONE GROUP   SPONS ADR
  PLC               NEW     92857W209 $     25.19   1,745,037.25    1745    69275   SH         OTHER        3     X
WILLIAMS COS
  INC DEL           COM     969457100 $     32.74   1,309,600.00    1310    40000   SH         OTHER        3     X

ALTRIA GROUP INC    COM     02209S103       31.44     510,114.00     510   16,225   SH         OTHER      1,3     X
ANHEUSER BUSH
  INBEV SA/NV       ADR     03524A108       87.41     677,427.50     677    7,750   SH         OTHER      1,3     X
BERKSHIRE
  HATHAWAY INC
  DEL               CL A    084670108  134,060.00   1,474,660.00   1,475       11   SH         OTHER      1,3     X
BERKSHIRE
  HATHAWAY INC
  DEL             CL B NEW  084670702       89.70      67,275.00      67      750   SH         OTHER      1,3     X
BROWN FORMAN
  CORP              CL A    115637100       61.50     392,062.50     392    6,375   SH         OTHER      1,3     X
COMCAST CORP NEW  CL A SPL  20030N200       35.92     305,320.00     305    8,500   SH         OTHER      1,3     X
MARTIN MARIETTA
  MATLS INC         COM     573284106       94.28     308,767.00     309    3,275   SH         OTHER      1,3     X
MASTERCARD INC    CLASS A   57636Q104      491.28     821,420.16     821    1,672   SH         OTHER      1,3     X
PHILIP MORRIS
  INTL INC          COM     718172109       83.64   1,348,695.00   1,349   16,125   SH         OTHER      1,3     X
SCRIPPS
  NETWORKS
  INTERACTIVE     CL A COM  811065101       57.92     173,760.00     174    3,000   SH         OTHER      1,3     X
UNILEVER NV      NY SHS NEW 904784709       38.30     622,375.00     622   16,250   SH         OTHER      1,3     X
WASHINGTON POST
  CO                CL B    939640108      365.21     109,563.00     110      300   SH         OTHER      1,3     X
WELLS FARGO &
  CO NEW            COM     949746101       34.18     779,304.00     779   22,800   SH         OTHER      1,3     X

AVERY DENNISON
  CORP              COM     053611109       34.92       2,793.60       3       80   SH         OTHER      2,3     X
BALL CORP           COM      58498106       44.75     203,612.50     204     4550   SH         OTHER      2,3     X
BEAM INC            COM      73730103       61.09     204,651.50     205     3350   SH         OTHER      2,3     X
BIG LOTS INC        COM      89302103       28.46     157,383.80     157     5530   SH         OTHER      2,3     X
CON-WAY INC         COM     205944101       27.82      77,896.00      78     2800   SH         OTHER      2,3     X
CONSOL ENERGY       COM     20854P109       32.10     150,870.00     151     4700   SH         OTHER      2,3     X
CROWN HOLDINGS
  INC               COM     228368106       36.81     232,639.20     233     6320   SH         OTHER      2,3     X
DEVON ENERGY        COM     25179M103       52.04     171,732.00     172     3300   SH         OTHER      2,3     X
DOMINION
  RESOURCES         COM     25746U109       51.80     261,590.00     262     5050   SH         OTHER      2,3     X
DOW CHEMICAL CO     COM     260543103       32.32     186,163.20     186     5760   SH         OTHER      2,3     X
FMC CORP          COM NEW   302491303       58.52      76,076.00      76     1300   SH         OTHER      2,3     X
FORTUNE BRANDS
  HOME & SEC        COM     34964C106       29.22     156,034.80     156     5340   SH         OTHER      2,3     X
INTERNATIONAL
  PAPER             COM     460146103       39.84     221,510.40     222     5560   SH         OTHER      2,3     X
KINDER MORGAN       COM     49456B101       35.33     137,575.02     138     3894   SH         OTHER      2,3     X
MASCO CORP          COM     574599106       16.66     127,615.60     128     7660   SH         OTHER      2,3     X
NABORS
  INDUSTRIES        SHS     G6359F103       14.45     179,902.50     180    12450   SH         OTHER      2,3     X
ONEOK INC           COM     682680103       42.75     218,452.50     218     5110   SH         OTHER      2,3     X
OWENS CORNING
  NEW               COM     690742101       36.99     160,906.50     161     4350   SH         OTHER      2,3     X
OWENS ILLINOIS    COM NEW   690768403       21.27     195,684.00     196     9200   SH         OTHER      2,3     X
PACKAGING CORP
  OF AMERICA        COM     695156109       38.47     136,183.80     136     3540   SH         OTHER      2,3     X
PENNY J.C.          COM     708160106       19.71     143,883.00     144     7300   SH         OTHER      2,3     X
RAYTHEON          COM NEW   755111507       57.56     230,240.00     230     4000   SH         OTHER      2,3     X
REPUBLIC
  SERVICES INC.     COM     760759100       29.33     252,824.60     253     8620   SH         OTHER      2,3     X
ROWAN COMPANIES
  PLC             SHS CL A  G7665A101       31.27     171,046.90     171     5470   SH         OTHER      2,3     X
SAFEWAY INC       COM NEW   786514208       18.09     256,878.00     257    14200   SH         OTHER      2,3     X
SEALED AIR CORP     COM     81211K100       17.51     140,605.30     141     8030   SH         OTHER      2,3     X
TJX COMPANIES       COM     872540109       42.45     101,880.00     102     2400   SH         OTHER      2,3     X
USG CORP          COM NEW   903293405       28.07      98,245.00      98     3500   SH         OTHER      2,3     X
WASTE MANAGEMENT    COM     94106L109       33.74     124,838.00     125     3700   SH         OTHER      2,3     X
WEYERHAEUSER CO     COM     962166104       27.82     121,017.00     121     4350   SH         OTHER      2,3     X
WILLIAMS COS        COM     969457100       32.74     199,386.60     199     6090   SH         OTHER      2,3     X
XYLEM INC           COM     98419M100        27.1     188,345.00     188     6950   SH         OTHER      2,3     X